FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
Summary of market value of financial instruments

	2020		2019
	Book	Fair	Book	Fair
	value	value	value	value
Assets
Short-term investments	3,041,143	3,041,143	3,652,949	3,652,949
Related parties	134,354	134,354	95,445	95,445
Fair value of derivatives	-	-	2,846	2,846
Other current assets	591,523	591,523	618,769	618,769
Other non-current assets	590,864	590,864	464,169	464,169
Liabilities
Loans and Financing	14,612,934	17,014,948	13,138,823	14,288,142
Debentures	2,902,417	2,775,619	2,911,044	2,864,950
Related parties	22,855	22,855	-	-
Fair value of derivatives	971	971	-	-
Obligations with FIDC	987,406	987,406	1,018,501	1,018,501
Other current liabilities	797,082	797,082	666,858	666,858
Other non-current liabilities	514,886	514,886	449,375	449,375

Summary of capital management risk

Net debt/EBITDA	From 1.0 to 1.5 times
Gross debt limit	R$ 12 billion
Average maturity	more than 6 years

Schedule of maturity of long-term loans and financing, and debentures

	2020
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	5,437,953	5,437,953	-	-	-
Loans and financing	21,962,204	2,131,402	3,465,577	3,531,312	12,833,913
Debentures	3,077,960	66,145	2,174,184	32,604	805,027
Related parties	22,855	-	-	-	22,855
Obligations with FIDC	987,406	944,513	42,893	-	-
Other current liabilities	797,082	797,082	-	-	-
Other non-current liabilities	514,886	-	41,805	-	473,081
	32,800,346	9,377,095	5,724,459	3,563,916	14,134,876

	2019
Contractual obligations	Total	Less than 1 year	1-3 years	4-5 years	More than 5 years
Trade accounts payable	3,762,768	3,762,768	-	-	-
Loans and financing	20,061,659	2,312,877	2,659,844	3,793,164	11,295,774
Debentures	3,457,033	152,928	1,764,003	686,732	853,370
Obligations with FIDC	1,018,501	-	-	-	1,018,501
Other current liabilities	666,858	666,858	-	-	-
Other non-current liabilities	449,375	-	20,079	-	429,296
	29,416,194	6,895,431	4,443,926	4,479,896	13,596,941

Schedule of sensitivity analysis of financial instrument

Assumptions	Percentage of change	2020	2019
Foreign currency sensitivity analysis	5%	15,057	112,355
Interest rate sensitivity analysis	10 bps	85,147	70,891
Sensitivity analysis of changes in prices of products sold	1%	438,147	396,440
Sensitivity analysis of changes in raw material and commodity prices	1%	269,454	258,906
Sensitivity analysis of Swap of interest rate	50bps	-	408
Sensitivity analysis of NDF (Non Deliverable Forwards)	5%	3,703	-

Schedule of financial instruments per category

		Financial asset at fair	Financial asset at fair
2020	Financial asset at	value through proft or	value through other
Assets	amortized cost	loss	comprehensive income	Total
Short-term investments	-	3,041,143	-	3,041,143
Related parties	134,354	-	-	134,354
Other current assets	591,523	-	-	591,523
Other non-current assets	530,864	60,000	-	590,864
Total	1,256,741	3,101,143	-	4,357,884
Financial income (expenses)	487,631	109,396	-	597,027

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financing	-	14,612,934	14,612,934
Debentures	-	2,902,417	2,902,417
Related parties	-	22,855	22,855
Obligations with FIDC (current liabilities)	-	944,513	944,513
Other current liabilities	-	797,082	797,082
Obligations with FIDC (non-current liabilities)		42,893	42,893
Other non-current liabilities	-	514,886	514,886
Fair value of derivatives	971	-	971
Total	971	19,837,580	19,838,551
Financial income (expenses)	(1,632)	(2,294,102)	(2,295,734)

		Financial asset at fair	Financial asset at fair
2019	Financial asset at	value through proft or	value through other
Assets	amortized cost	loss	comprehensive income	Total
Short-term investments	-	3,652,949	-	3,652,949
Fair value of derivatives	-	-	2,846	2,846
Related parties	95,445	-	-	95,445
Other current assets	618,769	-	-	618,769
Other non-current assets	464,169	-	-	464,169
Total	1,178,383	3,652,949	2,846	4,834,178
Financial income (expenses)	279,843	92,759	-	372,602

	Financial liability at fair
	value through profit or	Financial liability at
Liabilities	loss	amortized cost	Total
Loans and financings	-	13,138,823	13,138,823
Debentures	-	2,911,044	2,911,044
Obligations with FIDC	-	1,018,501	1,018,501
Other current liabilities	-	666,858	666,858
Other non-current liabilities	-	449,375	449,375
Total	-	18,184,601	18,184,601
Financial income (expenses)	(20,636)	(1,861,180)	(1,881,816)

Summary of derivative instruments

		Notional value			Amount receivable		Amount payable
Contracts	Position	2020	2019		2020	2019	2020	2019
Swap of interest rate

Maturity in 2020	CDI 111.50%	-	R$	50.0 million	-	2,846	-	-

Swap of interest rate

Maturity in 2021	buyed in US$	US$ 9.9 milion		-	-	-	(971)	-

Total fair value of financial instruments					-	2,846	(971)	-

Summary of effectiveness testing of derivative financial instruments

Fair value of derivatives	2020	2019
Current assets	-	2,846
	-	2,846
Fair value of derivatives
Current liabilities	971	-
	971	-

	2020	2019
Net Income
Gains on financial instruments	858	5,518
Losses on financial instruments	(1,632)	(20,636)
	(774)	(15,118)
Other comprehensive income
(Losses) Gains on financial instruments	(1,972)	3,502
	(1,972)	3,502

Schedule of financial assets and liabilities measures at fair value on recurring basis

	Fair Value Measurements at Reporting Date Using
			Quoted Prices in Non-Active
			Markets for Similar Assets
	Balance per financial statements		(Level 2)
	2020	2019	2020	2019

Current assets
Short-term investments	3,041,143	3,652,949	3,041,143	3,652,949
Fair value of derivatives	-	2,846	-	2,846
Other current assets	591,523	618,769	591,523	618,769

Non-current assets
Related parties	134,354	95,445	134,354	95,445
Other non-current assets	590,864	464,169	590,864	464,169
	4,357,884	4,834,178	4,357,884	4,834,178

Current liabilities
Short-term debt	1,424,043	1,544,211	1,424,043	1,544,211
Debentures	7,463	18,015	7,463	18,015
Fair value of derivatives	971	-	971	-
Obligations with FIDC	944,513	-	944,513	-
Other current liabilities	797,082	666,858	797,082	666,858

Non-current liabilities
Long-term debt	13,188,891	11,594,612	13,188,891	11,594,612
Debentures	2,894,954	2,893,029	2,894,954	2,893,029
Related parties	22,855	-	22,855	-
Obligations with FIDC	42,893	1,018,501	42,893	1,018,501
Other non-current liabilities	514,886	449,375	514,886	449,375
	19,838,551	18,184,601	19,838,551	18,184,601

Summary of changes in liabilities of cash flow from financing activities

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2019	from financing activities	loans and financing	parties	and others	December 31, 2020
Related parties, net	(95,445)	(7,777)	-	(8,277)	-	(111,499)
Leasing payable	804,269	(247,914)	(61,727)	61,727	300,119	856,474
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	16,047,021	(1,963,283)	(1,079,981)	1,022,460	3,490,105	17,516,322

		Cash transactions		Non cash transactions
				Interest expense on
				loans and Interest on
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	Exchange variation	Balances as of
	December 31, 2018	from financing activities	loans and financing	parties	and others	December 31, 2019
Related parties, net	(26,589)	(64,089)	-	(4,767)	-	(95,445)
Leasing payable	836,368	(161,824)	(83,620)	83,620	129,725	804,269
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	14,878,542	700,490	(945,027)	938,120	474,896	16,047,021

		Cash transactions		Non cash transactions
					Exchange variation,
				Interest expense on	operations with
				loans and Interest on	subsidiaries and
	Balances as of	Proceeds/(Repayment)	Interest paid on	loans with related	associate company and	Balances as of
	January 01, 2018	from financing activities	loans and financing	parties	others	December 31, 2018
Related parties, net	(51,839)	25,755	-	(545)	40	(26,589)
Debt, Debentures and Losses/Gains on financial instruments, net - Derivative instruments	16,510,851	(3,439,644)	(1,162,364)	1,177,686	1,792,013	14,878,542